UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/11
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Douglas W. Kreps
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Douglas W. Kreps	Pittsburgh, PA	January 3, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      83
Form 13F Information Table Value Total:	 468,871
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCL A		084990175	459	0	SH		SOLE		0
3M Co			COM		88579y101	593	7	SH		SOLE		7
Abbott Laboratories	COM		002824100	1944	35	SH		SOLE		35
Air Prods & Chem	COM		009158106	325	4	SH		SOLE		4
Alcoa Inc		COM		013817101	1516	175	SH		SOLE		175
Allergan Inc		COM		018490102	16285	186	SH		SOLE		186
Allstate Corp		COM		020002101	217	8	SH		SOLE		8
Altria Group		COM		02209S103	328	11	SH		SOLE		11
American Express	COM		025816109	321	7	SH		SOLE		7
Amgen Inc		COM		031162100	10914	170	SH		SOLE		170
Ansys Inc		COM		03662Q105	1172	20	SH		SOLE		20
Apple Inc		COM		037833100	904	2	SH		SOLE		2
Arthur J Gallagher	COM		363576109	11780	352	SH		SOLE		352
AT&T Inc.		COM		00206r102	21080	697	SH		SOLE		697
Bank of NY Mellon 	COM		064058100	3872	194	SH		SOLE		194
Baxter Intl		COM		071813109	245	5	SH		SOLE		5
Berkshire Hathaway	CL B		084670702	282	4	SH		SOLE		4
BMC Software		COM		055921100	1861	57	SH		SOLE		57
Boeing Co		COM		097023105	18918	258	SH		SOLE		258
BP plc			COM		055622104	13145	308	SH		SOLE		308
CA Technologies		COM		12673P105	13034	645	SH		SOLE		645
Caterpillar Inc		COM		149123101	801	9	SH		SOLE		9
Charles Schwab Corp	COM		808513105	2933	260	SH		SOLE		260
Chevron Corp.		COM		166764100	710	7	SH		SOLE		7
Cisco Systems Inc	COM		17275r102	1093	60	SH		SOLE		60
Coca Cola Co		COM		191216100	678	10	SH		SOLE		10
Colgate-Palmolive	COM		194162103	534	6	SH		SOLE		6
Comcast Corp		CL A		20030n101	21910	924	SH		SOLE		924
Consolidated Comm	COM		209034107	4535	238	SH		SOLE		238
Cynosure Inc		COM		232577205	3257	277	SH		SOLE		277
Dell Inc		COM		24702r101	3121	213	SH		SOLE		213
El Paso Corp.		COM		28336L109	3891	146	SH		SOLE		146
EMC Corp.		COM		268648102	6035	280	SH		SOLE		280
Emerson Electric	COM		291011104	206	4	SH		SOLE		4
EQT Corp		COM		26884l109	327	6	SH		SOLE		6
Erie Indemnity Co	CL A		29530P102	8047	103	SH		SOLE		103
Exxon Mobil Corp	COM		30231G102	3749	44	SH		SOLE		44
F.N.B. Corp		COM		302520101	3757	332	SH		SOLE		332
FirstEnergy Corp	COM		337932107	16649	376	SH		SOLE		376
Fuel Systems Sols	COM		35952W103	996	60	SH		SOLE		60
General Electric Co	COM		369604103	17268	964	SH		SOLE		964
Hewlett-Packard Co	COM		428236103	217	8	SH		SOLE		8
Honeywell Intl Inc	COM		438516106	15331	282	SH		SOLE		282
Ingersoll Rand		COM		G47791101	2532	83	SH		SOLE		83
Intel Corp		COM		458140100	2842	117	SH		SOLE		117
Intl Business Mach	COM		459200101	10782	59	SH		SOLE		59
iShares MSCI Japan	ETF		464286848	4996	548	SH		SOLE		548
Johnson & Johnson	COM		478160104	1081	16	SH		SOLE		16
Joy Global Inc		COM		481165108	11727	156	SH		SOLE		156
Kimberly-Clark Corp	COM		494368103	13366	182	SH		SOLE		182
Loews Corp		COM		540424108	19005	505	SH		SOLE		505
Marsh & McLennan	COM		571748102	9811	310	SH		SOLE		310
Matthews Intl Corp	CL A		577128101	2598	83	SH		SOLE		83
McDonald's Corp		COM		580135101	242	2	SH		SOLE		2
Medtronic Inc		COM		585055106	7760	203	SH		SOLE		203
Merck & Co Inc		COM		58933Y105	680	18	SH		SOLE		18
Microsoft Corp		COM		594918104	16063	619	SH		SOLE		619
Mylan Inc		COM		628530107	657	31	SH		SOLE		31
Nvidia Corp		COM		67066g104	166	12	SH		SOLE		12
OPNET Tech Inc		COM		683757108	7983	218	SH		SOLE		218
Oracle Corp		COM		68389x105	559	22	SH		SOLE		22
Parker-Hannifin Corp.	COM		701094104	10166	133	SH		SOLE		133
Pepsico Inc		COM		713448108	619	9	SH		SOLE		9
Pfizer Inc		COM		717081103	6346	293	SH		SOLE		293
Philip Morris Intl	COM		718172109	772	10	SH		SOLE		10
PNC Fin Svcs Grp	COM		693475105	9138	158	SH		SOLE		158
PPG Industries Inc	COM		693506107	5114	61	SH		SOLE		61
Procter & Gamble Co	COM		742718109	1035	16	SH		SOLE		16
Royal Dutch Shell A	CL A		780259206	524	7	SH		SOLE		7
Russell 3000 Index	ETF		464287689	394	5	SH		SOLE		5
SanDisk Corp		COM		80004C101	22138	450	SH		SOLE		450
Schwab US Mkt ETF	ETF		808524102	14658	485	SH		SOLE		485
Tekelec Inc		COM		879101103	2078	190	SH		SOLE		190
Texas Instruments Inc	COM		882508104	3746	129	SH		SOLE		129
U.S. Bancorp		COM		902973304	282	10	SH		SOLE		10
United Technologies	COM		913017109	541	7	SH		SOLE		7
V F Corp		COM		918204108	8945	70	SH		SOLE		70
Verizon Comm		COM		92343V104	24639	614	SH		SOLE		614
Voxx Intl Corp		COM		91829f104	1267	150	SH		SOLE		150
Wal-Mart Stores Inc	COM		931142103	1098	18	SH		SOLE		18
Windstream Corp		COM		97381w104	2453	209	SH		SOLE		209
Xilinx Inc		COM		983919101	4572	143	SH		SOLE		143
Yum! Brands Inc.	COM		988498101	252	4	SH		SOLE		4


